CONDENSED BALANCE SHEET (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A Common Stock Subject to Redemption
Temporary equity, shares issued	24,300,287	24,300,287
Temporary equity, shares outstanding	24,300,287	24,300,287
Class A Common Stock Not Subject to Redemption
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	500,000,000	500,000,000
Common shares, shares issued	3,500,000	0
Common shares, shares outstanding	3,500,000	0
Class B Common Stock
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	50,000,000	50,000,000
Common shares, shares issued	6,950,072	7,200,000
Common shares, shares outstanding	6,950,072	7,200,000
Shares subject to forfeiture	249,928	825,000
Common stock subject to redemption
Temporary equity, shares outstanding	24,300,287
Founder Shares | Class B Common Stock
Share dividend		575,000
Sponsor | Founder Shares | Over-allotment option | Class B Common Stock
Shares subject to forfeiture		825,000